Equipment Held Under Capital Lease Obligations Due (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Total Principal Payments		$ 97,285	$ 136,684
Less: Amount Due Within One Year	(44,978)	(57,244)	(84,684)
Amount Due After One Year	$ 33,936	$ 40,041	$ 52,000